Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
(12)	Subsequent Events

In April 2013, the Company paid approximately $10.9 million of dividends to shareholders relating to fourth quarter 2012 and first quarter 2013 earnings.

In May 2013, we issued an additional $50.0 million of the Senior Secured Notes in a private offering under Rule 144A and Regulation S of the Securities Act of 1933. These notes were additional notes allowed under the indenture executed in June 2010. The notes were issued with an original issuance price of 111.0%, resulting in an effective “yield to first call date” of 7.67%. Interest, maturity and covenant terms of this secondary offering are identical to those of the initial offering.

(16) Subsequent Events

We have evaluated subsequent events for potential recognition and/or disclosure through March 28, 2013, the date the financial statements were available for issuance.

Accordingly, the following disclosures apply:

In March 2013, we renewed our portfolio warehouse facility with RBS. The facility amount is $125.0 million with interest at LIBOR plus 2.25%, and advance rate of 65% and expiration date of March 2014, with a one year term-out feature.

In March 2013, the board of directors approved $4.9 million of dividends relating to fourth quarter 2012 earnings.